Other Contract Holder Funds - Liabilities for Other Contract Holder Funds (Details) - USD ($) $ in Millions	Jan. 01, 2023	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021	Jan. 01, 2021
Liability for Future Policy Benefit, Activity [Line Items]
Total other contract holder funds	$ 57,980	$ 57,980	$ 58,489	$ 58,489	$ 63,342
Payout Annuity
Liability for Future Policy Benefit, Activity [Line Items]
Total other contract holder funds		835		830
Variable Annuity
Liability for Future Policy Benefit, Activity [Line Items]
Total other contract holder funds		10,259		9,456
Fixed Annuity
Liability for Future Policy Benefit, Activity [Line Items]
Total other contract holder funds		11,481		12,947
Fixed Indexed Annuities
Liability for Future Policy Benefit, Activity [Line Items]
Total other contract holder funds		11,787		13,161
RILA
Liability for Future Policy Benefit, Activity [Line Items]
Total other contract holder funds		1,875		110
Closed Block Life
Liability for Future Policy Benefit, Activity [Line Items]
Total other contract holder funds		11,215		11,570
Closed Block Annuity
Liability for Future Policy Benefit, Activity [Line Items]
Total other contract holder funds		1,319		1,394
Institutional Products
Liability for Future Policy Benefit, Activity [Line Items]
Total other contract holder funds		9,019		8,830
Other Product Lines
Liability for Future Policy Benefit, Activity [Line Items]
Total other contract holder funds		$ 190		$ 191